UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Amber Capital LP
Address: 900 Third Avenue
         Suite 200
         New York, NY  10022

13F File Number:  28-11675

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Samuel Jed Rubin
Title:     General Counsel
Phone:     212-340-7330

Signature, Place, and Date of Signing:

     /s/ Samuel Jed Rubin     New York, NY/USA     February 14, 2011


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     14

Form13F Information Table Value Total:     $625,053 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AGNICO EAGLE MINES LTD         COM              008474108    10738   140000 SH  PUT  SOLE                   140000        0        0
BARRICK GOLD CORP              COM              067901108    13295   250000 SH  PUT  SOLE                   250000        0        0
BBVA BANCO FRANCES S A         SPONSORED ADR    07329M100     5636   485891 SH       SOLE                   485891        0        0
CITIGROUP INC                  COM              172967101    15396  3254866 SH       SOLE                  3254866        0        0
COLGATE PALMOLIVE CO           COM              194162103    23125   287725 SH       SOLE                   287725        0        0
COMPANIA DE MINAS BUENAVENTU   SPONSORED ADR    204448104     5875   120000 SH  PUT  SOLE                   120000        0        0
ELDORADO GOLD CORP NEW         COM              284902103     8357   450000 SH  PUT  SOLE                   450000        0        0
GRAN TIERRA ENERGY INC         COM              38500T101    47441  5849772 SH       SOLE                  5849772        0        0
ISHARES INC                    MSCI BRAZIL      464286400   251550  3250000 SH  PUT  SOLE                  3250000        0        0
NORTEL INVERSORA S A           SPON ADR PFD B   656567401    16656   556995 SH       SOLE                   556995        0        0
NOVAGOLD RES INC               COM NEW          66987E206     5708   400000 SH  PUT  SOLE                   400000        0        0
PETROBRAS ENERGIA S A          SPONS ADR        71646J109     8247   312604 SH       SOLE                   312604        0        0
SARA LEE CORP                  COM              803111103    35467  2025532 SH       SOLE                  2025532        0        0
SPDR GOLD TRUST                GOLD SHS         78463V107   177562  1280000 SH  PUT  SOLE                  1280000        0        0